RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2019
RECEIVABLES AND OTHER
RECEIVABLES AND OTHER

6.          RECEIVABLES AND OTHER

	December 31,	December 31,
	2019	2018
BC Mineral Exploration Tax Credit ("BCMETC") receivable	$6,441	$—
Trade receivables	6,210	14,487
Prepayments and deposits	3,109	3,332
Tax receivables	1,652	420
Other receivables	19	73
	$17,431	$18,312